Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Summary of Results of Operations for Oil and Gas Producing Activities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure - supplementary information on oil and gas exploration and production activities [Abstract]
Revenues from sale of oil and gas	$ 895,464,369	$ 931,509,764	$ 1,347,063,715
Hydrocarbon duties	198,488,864	338,881,974	404,918,526
Production costs (excluding taxes)	321,010,191	347,603,900	421,514,923
Other costs and expenses	59,261,551	56,536,914	94,115,614
Exploration expenses	60,148,763	16,589,853	38,752,353
Depreciation, depletion, amortization and accretion	99,491,976	116,710,477	173,178,527
Total production costs	738,401,345	876,323,118	1,132,479,943
Results of operations for oil and gas producing activities	$ 157,063,024	$ 55,186,646	$ 214,583,772